September 27, 2005


VIA EDGAR
---------

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE:   Van Eck Worldwide Insurance Trust
      File Nos. 033-13019 and 811-05083
      Post-Effective Amendment No. 31

Dear Sir or Madam:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, I hereby certify that the definitive forms of the prospectus and statement of additional information used with respect to the above Registrant do not differ from those contained in Post-Effective Amendment No. 31 ("PEA No. 31") to its Registration Statement on Form N-1A. PEA No. 31 was electronically filed under Rule 485(b) on September 23, 2005.

If you have any questions or comments concerning the filing, please contact me at 212-293-2164.

Very truly yours,

/s/ Thaddeus Leszczynski

Thaddeus Leszczynski
Secretary and Interim Chief Compliance Officer